SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit Global Dividend Growth Fund Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.5%
Asia - 6.2%
Australia - 2.5%
Atlassian Corp., PLC *	3,925	538,746
Macquarie Group, Ltd.	3,900	207,706

		746,452

Japan - 2.5%
Astellas Pharma, Inc.	29,900	460,680
Recruit Holdings Co., Ltd.	10,800	278,978

		739,658

Singapore - 1.2%
Singapore Technologies Engineering, Ltd.	158,600	346,989

Europe - 30.7%
France - 0.9%
Safran SA, ADR	4,900	106,869
Sanofi, ADR	3,800	166,136

		273,005

Germany - 4.3%
adidas AG	1,385	307,508
Allianz SE *	35,000	593,250
Aurelius SE & Co.	5,500	100,108
Siemens AG	3,200	267,953

		1,268,819

Ireland - 3.1%
Accenture, PLC	3,675	599,980
Ingersoll-Rand, PLC *	2,603	64,554
Trane Technologies, PLC	2,950	243,640

		908,174

Netherlands - 0.5%
LyondellBasell Industries NV	3,225	160,057

Spain - 2.9%
Iberdrola SA	60,400	590,774
Industria de Diseno Textil SA	9,800	253,954

		844,728

Switzerland - 8.5%
Chubb, Ltd.	1,750	195,458
Logitech International SA	12,950	555,944
Lonza Group AG	1,450	596,420
Nestle SA	7,525	770,318
Partners Group Holding AG	585	400,530

		2,518,670

United Kingdom - 10.5%
AstraZeneca, PLC, ADR	15,400	687,764
BAE Systems, PLC	74,675	479,787
Diageo, PLC, ADR	4,225	537,082

Name of Issuer	Quantity	Fair Value ($)

DS Smith, PLC	94,275	319,537
London Stock Exchange Group, PLC	6,875	615,007
RELX, PLC	21,200	453,251

		3,092,428

North America - 60.6%
Bermuda - 0.2%
Everest Re Group, Ltd.	350	67,347

Canada - 1.5%
Suncor Energy, Inc.	10,275	162,345
TC Energy Corp.	6,300	279,090

		441,435

United States - 58.9%
Abbott Laboratories	8,300	654,953
Alphabet, Inc. - Class A *	450	522,877
Apple, Inc.	4,000	1,017,160
Applied Materials, Inc.	8,175	374,578
Arthur J Gallagher & Co.	3,775	307,700
Bank of America Corp.	16,300	346,049
Broadcom, Inc.	1,825	432,708
Chevron Corp.	4,150	300,709
Constellation Brands, Inc.	2,750	394,240
Euronet Worldwide, Inc. *	2,800	240,016
FedEx Corp.	475	57,598
Goldman Sachs Group, Inc.	1,400	216,426
Home Depot, Inc.	2,550	476,110
Honeywell International, Inc.	3,200	428,128
Intel Corp.	8,625	466,785
Johnson & Johnson	6,925	908,075
JPMorgan Chase & Co.	7,350	661,720
L3Harris Technologies, Inc.	2,050	369,246
Lockheed Martin Corp.	1,565	530,457
Marathon Petroleum Corp.	7,950	187,779
McDonald’s Corp.	1,860	307,551
Microsoft Corp.	12,100	1,908,291
Mondelez International, Inc.	7,100	355,568
PepsiCo, Inc.	5,775	693,578
Scotts Miracle-Gro Co.	3,375	345,600
Sherwin-Williams Co.	800	367,616
Starbucks Corp.	9,875	649,182
T Rowe Price Group, Inc.	4,800	468,720
Thermo Fisher Scientific, Inc.	1,175	333,230
Union Pacific Corp.	4,050	571,212
United Technologies Corp.	3,375	318,364
UnitedHealth Group, Inc.	675	168,332
US Bancorp	7,900	272,155

MARCH 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2020 Sit Global Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
Verizon Communications, Inc.	12,750	685,058
Waste Management, Inc.	5,900	546,104
WEC Energy Group, Inc.	6,150	542,000

		17,425,875

Total Common Stocks (cost: $25,445,168)		28,833,637

Short-Term Securities - 2.7%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.30%	797,502	797,502

(cost: $797,502)
Total Investments in Securities - 100.2% (cost: $26,242,670)		29,631,139
Other Assets and Liabilities, net - (0.2%)		(50,430)

Total Net Assets - 100.0%		$29,580,709

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	15.1%
Technology Services	13.8
Health Technology	12.9
Producer Manufacturing	10.7
Consumer Non-Durables	10.3
Electronic Technology	9.6
Consumer Services	4.8
Process Industries	4.0
Utilities	3.8
Industrial Services	2.8
Communications	2.3
Energy Minerals	2.2
Transportation	2.1
Retail Trade	1.6
Consumer Durables	0.9
Health Services	0.6
Short-Term Securities	2.7

100.2
Other Assets and Liabilities, net	(0.2)

100.0%

A summary of the levels for the Fund’s investments as of March 31, 2020 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	538,746	207,706	—	746,452
Bermuda	67,347	—	—	67,347
Canada	441,435	—	—	441,435
France	273,005	—	—	273,005
Germany	593,250	675,569	—	1,268,819
Ireland	908,174	—	—	908,174
Japan	—	739,658	—	739,658
Netherlands	160,057	—	—	160,057
Singapore	—	346,989	—	346,989
Spain	—	844,728	—	844,728
Switzerland	751,402	1,767,268	—	2,518,670
United Kingdom	1,224,846	1,867,582	—	3,092,428
United States	17,425,875	—	—	17,425,875
Short-Term Securities	797,502	—	—	797,502

Total:	23,181,639	6,449,500	—	29,631,139

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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